Cover	Nov. 18, 2022
Cover [Abstract]
Entity Registrant Name	Blue Dolphin Energy Company
Entity Central Index Key	0000793306
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 18, 2022
Entity File Number	0-15905
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	73-1268729
Entity Address Address Line 1	801 Travis Street
Entity Address Address Line 2	Suite 2100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	568-4725
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false